Supplementary Information - Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 661,031		$ 810,752		$ 1,852,362		$ 2,749,369		$ 3,415,865	$ 3,458,592	$ 1,821,751
Operating expenses
Location operating expenses	752,493		924,363		2,351,305		2,729,165		3,542,918	2,758,318
Pre-opening location expenses	40,367		60,741		117,206		226,660		273,049	571,968	357,831
Selling, general and administrative expenses	233,928	[1]	387,248	[1]	733,430	[1]	1,312,349	[1]	1,604,669	2,793,663	1,349,622
Restructuring and other related costs	15,934		18,964		481,979		155,180		206,703	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541		253,625		629,126		809,584		1,355,921	335,006
Depreciation and amortization	170,816		197,964		535,157		588,120		779,368	589,914	313,514
Total expenses	1,301,079		1,842,905		4,848,203		5,821,058		7,762,628	7,378,090	3,512,750
Loss from operations	(640,048)		(1,032,153)		(2,995,841)		(3,071,689)		(4,346,763)	(3,919,498)	(1,690,999)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	5,096		2,526		(19,414)		(44,585)		(44,788)	(32,206)	(12,638)
Interest expense	(121,306)		(92,956)		(339,134)		(231,046)		(331,217)	(99,587)	(183,697)
Interest income	5,142		4,151		14,597		12,893		16,910	53,244	37,663
Foreign currency gain (loss)	(102,859)		112,049		(140,784)		(37,936)		149,196	29,652	(78,598)
Gain (loss) from change in fair value of related party financial instruments	7,462		13,550		(343,360)		805,863		819,647	239,145
Loss on extinguishment of debt	0		(1,041)		0		(77,336)		(77,336)
Total interest and other income (expense), net	(206,465)		38,279		(828,095)		427,853		532,412	190,248	(237,270)
Pre-tax loss	(846,513)		(993,874)		(3,823,936)		(2,643,836)		(3,814,351)	(3,729,250)	(1,928,269)
Income tax benefit (provision)	2,251		(5,586)		(5,031)		(21,701)		(19,506)	(45,637)	850
Net loss	(844,262)		(999,460)		(3,828,967)		(2,665,537)		(3,833,857)	(3,774,887)	(1,927,419)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	42,130		39,461		106,250		643,224		675,631	493,047	292,134
Noncontrolling interest — equity	(268)		18,736		(883)		33,352		28,868	17,102	24,493
Net loss attributable to WeWork Inc.	(802,400)		(941,263)		(3,723,600)		(1,988,961)		(3,129,358)	(3,264,738)	$ (1,610,792)
Eliminations [Member]
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	1,619,596		1,915,057		6,758,399		5,635,553		7,951,501	6,092,692
Total interest and other income (expense), net	1,619,596		1,915,057		6,758,399		5,635,553		7,951,501	6,092,692
Pre-tax loss	1,619,596		1,915,057		6,758,399		5,635,553		7,951,501	6,092,692
Net loss	1,619,596		1,915,057		6,758,399		5,635,553		7,951,501	6,092,692
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	1,619,596		1,915,057		6,758,399		5,635,553		7,951,501	6,092,692
Subsidiaries [Member]
Revenues	661,031		810,752		1,852,362		2,749,369
Operating expenses
Location operating expenses	752,493		924,363		2,351,305		2,729,165
Pre-opening location expenses	40,367		60,741		117,206		226,660
Selling, general and administrative expenses	233,863		385,741		732,887		1,308,022
Restructuring and other related costs	15,934		18,964		482,096		155,180
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541		260,451		629,126		862,524
Depreciation and amortization	170,816		197,964		535,157		588,120
Total expenses	1,301,014		1,848,224		4,847,777		5,869,671
Loss from operations	(639,983)		(1,037,472)		(2,995,415)		(3,120,302)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	5,096		2,526		(19,414)		(44,585)
Interest expense	(121,306)		(92,956)		(339,134)		(231,046)
Interest income	5,142		4,151		14,597		12,893
Foreign currency gain (loss)	(102,860)		112,054		(140,784)		(37,931)
Loss on extinguishment of debt			(1,041)				(77,336)
Total interest and other income (expense), net	(213,928)		24,734		(484,735)		(378,005)
Pre-tax loss	(853,911)		(1,012,738)		(3,480,150)		(3,498,307)
Income tax benefit (provision)	2,251		(5,586)		(3,801)		(21,701)
Net loss	(851,660)		(1,018,324)		(3,483,951)		(3,520,008)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	42,130		39,461		106,250		643,224
Noncontrolling interest — equity	(268)		18,736		(883)		33,352
Net loss attributable to WeWork Inc.	(809,798)		(960,127)		(3,378,584)		(2,843,432)
Subsidiaries [Member] | Operating Segments [Member]
Revenues									3,415,865	3,458,592
Operating expenses
Location operating expenses									3,542,918	2,758,318
Pre-opening location expenses									273,049	571,968
Selling, general and administrative expenses									1,604,311	2,793,178
Restructuring and other related costs									206,703	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets									1,409,234	335,006
Depreciation and amortization									779,368	589,914
Total expenses									7,815,583	7,377,605
Loss from operations									(4,399,718)	(3,919,013)
Interest and other income (expense), net:
Income (loss) from equity method and other investments									(44,788)	(32,206)
Interest expense									(331,217)	(99,587)
Interest income									16,910	53,244
Foreign currency gain (loss)									149,204	29,652
Gain (loss) from change in fair value of related party financial instruments										456,611
Loss on extinguishment of debt									(77,336)
Total interest and other income (expense), net									(287,227)	407,714
Pre-tax loss									(4,686,945)	(3,511,299)
Income tax benefit (provision)									(19,947)	(45,196)
Net loss									(4,706,892)	(3,556,495)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine									675,631	493,047
Noncontrolling interest — equity									28,868	17,102
Net loss attributable to WeWork Inc.									(4,002,393)	(3,046,346)
Standalone [Member]
Operating expenses
Selling, general and administrative expenses	65		(122)		542		2,698
Restructuring and other related costs					(117)
Total expenses	65		(122)		425		2,698
Loss from operations	(65)		122		(425)		(2,698)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	(809,798)		(954,930)		(3,379,815)		(2,792,121)
Foreign currency gain (loss)	1		(5)				(5)
Gain (loss) from change in fair value of related party financial instruments	7,462		13,550		(343,360)		805,863
Total interest and other income (expense), net	(802,335)		(941,385)		(3,723,175)		(1,986,263)
Pre-tax loss	(802,400)		(941,263)		(3,723,600)		(1,988,961)
Net loss	(802,400)		(941,263)		(3,723,600)		(1,988,961)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	(802,400)		(941,263)		(3,723,600)		(1,988,961)
Standalone [Member] | Operating Segments [Member]
Operating expenses
Selling, general and administrative expenses									330	485
Total expenses									330	485
Loss from operations									(330)	(485)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries									(3,949,108)	(3,046,346)
Foreign currency gain (loss)									(8)
Gain (loss) from change in fair value of related party financial instruments									819,647	(217,466)
Total interest and other income (expense), net									(3,129,469)	(3,263,812)
Pre-tax loss									(3,129,799)	(3,264,297)
Income tax benefit (provision)									441	(441)
Net loss									(3,129,358)	(3,264,738)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.									(3,129,358)	(3,264,738)
Other Subsidiaries [Member]
Operating expenses
Selling, general and administrative expenses			1,629		1		1,629
Impairment/(gain on sale) of goodwill, intangibles and other assets			(6,826)				(52,940)
Total expenses			(5,197)		1		(51,311)
Loss from operations			5,197		(1)		51,311
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	(809,798)		(960,127)		(3,378,584)		(2,843,432)
Total interest and other income (expense), net	(809,798)		(960,127)		(3,378,584)		(2,843,432)
Pre-tax loss	(809,798)		(954,930)		(3,378,585)		(2,792,121)
Income tax benefit (provision)					(1,230)
Net loss	(809,798)		(954,930)		(3,379,815)		(2,792,121)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	$ (809,798)		$ (954,930)		$ (3,379,815)		$ (2,792,121)
Other Subsidiaries [Member] | Operating Segments [Member]
Operating expenses
Selling, general and administrative expenses									28
Impairment/(gain on sale) of goodwill, intangibles and other assets									(53,313)
Total expenses									(53,285)
Loss from operations									53,285
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries									(4,002,393)	(3,046,346)
Total interest and other income (expense), net									(4,002,393)	(3,046,346)
Pre-tax loss									(3,949,108)	(3,046,346)
Net loss									(3,949,108)	(3,046,346)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.									$ (3,949,108)	$ (3,046,346)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.